CBRE Global Real Estate Income Fund

Portfolio of Investments (unaudited)

September 30, 2024

Shares		Market value

	Real Estate Securities*- 142.4%

	Common Stock - 134.4%

	Australia - 8.1%

830,420	Charter Hall Group	$9,200,388
1,525,133	Dexus	8,020,110
771,247	Goodman Group	19,791,616
2,931,273	Mirvac Group	4,372,181
2,212,363	Scentre Group	5,602,124
3,761,246	Stockland	13,673,083
7,115,139	Vicinity Ltd.	10,908,853

		71,568,355

	Belgium - 2.1%

167,362	Aedifica SA	11,748,700
93,958	Cofinimmo SA	6,920,859

		18,669,559

	Canada - 4.1%

176,498	Canadian Apartment Properties REIT	7,184,296
728,500	Chartwell Retirement Residences	8,390,733
939,900	H&R Real Estate Investment Trust	7,959,181
850,000	RioCan Real Estate Investment Trust	12,822,828

		36,357,038

	China - 0.8%

4,500,000	ESR Group Ltd.	7,183,779

	France - 3.2%

169,904	Carmila SA	3,386,627
307,819	Klepierre SA	10,113,827
168,449	Unibail-Rodamco-Westfield	14,776,558

		28,277,012

	Germany - 1.3%

105,598	LEG Immobilien SE	11,052,187

	Hong Kong - 5.5%

1,837,310	CK Asset Holdings Ltd.	8,089,604
4,706,470	Link REIT	23,782,291
2,348,000	New World Development Co. Ltd.	2,917,052
4,382,000	Swire Properties Ltd.	9,015,045
1,422,303	Wharf Real Estate Investment Co. Ltd.	5,035,511

		48,839,503

	Japan - 9.3%

3,139	Activia Properties, Inc.	7,175,986
7,321	AEON REIT Investment Corp.	6,720,129
18,326	Japan Hotel REIT Investment Corp.	9,160,438
24,096	Japan Metropolitan Fund Investment Corp.	16,272,886
8,994	KDX Realty Investment Corp.	9,507,080
10,619	LaSalle Logiport REIT	10,638,302
10,122	Orix JREIT, Inc.	10,869,262
275,600	Tokyo Tatemono Co. Ltd.	4,424,744
1,163,300	Tokyu Fudosan Holdings Corp.	8,018,832

		82,787,659

Shares		Market value

	Singapore - 5.1%

3,822,800	CapitaLand Ascendas REIT	$8,528,243
13,702,944	CapitaLand China Trust	9,138,859
9,872,134	CapitaLand Integrated Commercial Trust	16,325,214
5,878,600	Frasers Logistics & Commercial Trust	5,273,315
8,338,000	Keppel REIT	6,211,225

		45,476,856

	Sweden - 2.2%

1,109,753	Castellum AB (a)	16,296,069
179,425	Pandox AB	3,593,244

		19,889,313

	United Kingdom - 6.6%

2,598,836	Land Securities Group PLC	22,693,452
3,939,857	LondonMetric Property PLC	10,823,086
829,603	Safestore Holdings PLC	9,981,676
2,668,000	Supermarket Income REIT PLC	2,684,033
2,696,061	Tritax Big Box REIT PLC	5,753,612
550,000	UNITE Group PLC (The)	6,934,757

		58,870,616

	United States - 86.1%

178,107	Alexandria Real Estate Equities, Inc.	21,150,206
209,073	American Tower Corp.	48,622,017
753,292	Americold Realty Trust, Inc.	21,295,565
154,739	AvalonBay Communities, Inc.	34,854,960
654,767	Brixmor Property Group, Inc.	18,241,809
652,710	Broadstone Net Lease, Inc.	12,368,854
333,020	Crown Castle, Inc.	39,506,163
659,781	CubeSmart	35,516,011
430,271	Empire State Realty Trust, Inc., Class A	4,767,403
72,536	Equinix, Inc.	64,385,130
76,610	Essex Property Trust, Inc.	22,632,126
108,363	Extra Space Storage, Inc.	19,525,929
174,984	Federal Realty Investment Trust	20,117,910
941,911	Healthcare Realty Trust, Inc.	17,095,685
1,284,701	Healthpeak Properties, Inc.	29,381,112
426,460	Host Hotels & Resorts, Inc.	7,505,696
454,631	Hudson Pacific Properties, Inc.	2,173,136
42,366	Hyatt Hotels Corp., Class A	6,448,105
418,300	Independence Realty Trust, Inc.	8,575,150
1,418,143	Invitation Homes, Inc.	50,003,722
250,724	Lineage, Inc.	19,651,747
299,087	Macerich Co. (The)	5,455,347
316,068	National Storage Affiliates Trust	15,234,478
800,659	Park Hotels & Resorts, Inc.	11,289,292
696,892	Piedmont Office Realty Trust, Inc., Class A	7,038,609
969,344	Realty Income Corp.	61,475,796
125,213	Regency Centers Corp.	9,044,135
581,300	Retail Opportunity Investments Corp.	9,143,849
652,365	Rexford Industrial Realty, Inc.	32,820,483
229,341	Simon Property Group, Inc.	38,763,216
262,148	Sun Communities, Inc.	35,429,302
1,408,200	Sunstone Hotel Investors, Inc.	14,532,624

603,019	VICI Properties, Inc.	20,086,563

		764,132,130

	Total Common Stock
	(cost $1,332,309,169)	1,193,104,007

See previously submitted notes to financial statements for the semi-annual period ended June 30, 2024.

CBRE Global Real Estate Income Fund

Portfolio of Investments (unaudited) continued

September 30, 2024

Shares		Market value

	Preferred Stock - 8.0%

	United States - 8.0%

245,403	Digital Realty Trust, Inc., Series J, 5.250%	$5,953,477
301,100	Digital Realty Trust, Inc., Series L, 5.200%	7,154,136
282,200	Federal Realty Investment Trust, Series C, 5.000%	6,535,752
405,900	National Storage Affiliates Trust, Series A, 6.000%	10,143,441
383,644	Pebblebrook Hotel Trust, Series E, 6.375%	8,405,640
541,950	Pebblebrook Hotel Trust, Series F, 6.300%	12,042,129
262,125	Pebblebrook Hotel Trust, Series G, 6.375%	5,787,720
143,517	Rexford Industrial Realty, Inc., Series B, 5.875%	3,465,935
287,077	Summit Hotel Properties, Inc., Series E, 6.250%	6,020,005
265,000	Sunstone Hotel Investors, Inc., Series H, 6.125%	5,938,650

	Total Preferred Stock
	(cost $75,261,087)	71,446,885

	Total Investments - 142.4%
	(cost $1,407,570,256)	1,264,550,892

	Liabilities in Excess of Other Assets - (42.4)%	(376,647,092)

	Net Assets - 100.0%	$887,903,800

*	Includes U.S. Real Estate Investment Trusts (“REIT”) and Real Estate Operating Companies (“REOC”) as well as entities similarly formed under the laws of non-U.S. countries.
(a)	Non-income producing security.

See previously submitted notes to financial statements for the semi-annual period ended June 30, 2024.

CBRE Global Real Estate Income Fund

Portfolio of Investments (unaudited) concluded

September 30, 2024

Securities Valuation

The following is a summary of various inputs used in determining the value of the Trust’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical investments. Level 2 includes other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Trust’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of inputs used as of September 30, 2024.

Assets	Level 1	Level 2	Level 3	Total

INVESTMENT IN REAL ESTATE SECURITIES

Common Stock
Australia	$71,568,355	$–	$–	$71,568,355
Belgium	18,669,559	–	–	18,669,559
Canada	36,357,038	–	–	36,357,038
China	7,183,779	–	–	7,183,779
France	28,277,012	–	–	28,277,012
Germany	11,052,187	–	–	11,052,187
Hong Kong	48,839,503	–	–	48,839,503
Japan	82,787,659	–	–	82,787,659
Singapore	45,476,856	–	–	45,476,856
Sweden	19,889,313	–	–	19,889,313
United Kingdom	58,870,616	–	–	58,870,616
United States	764,132,130	–	–	764,132,130

Total Common Stock	1,193,104,007	–	–	1,193,104,007

Preferred Stock
United States	71,446,885	–	–	71,446,885

TOTAL INVESTMENT IN REAL ESTATE SECURITIES	$1,264,550,892	$–	$–	$1,264,550,892

See previously submitted notes to financial statements for the semi-annual period ended June 30, 2024.